Real Estate (Real Estate Properties Sold) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) a ft² bldg	Dec. 31, 2017 USD ($) a ft² bldg	Dec. 31, 2016 USD ($) a ft² bldg	Dec. 31, 2015 a bldg
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	72
Land and Land Improvements | Dallas [Member] | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	0
Land and Land Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	30.8
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	39
Leaseable square feet (in sqft) | ft²	3,418,564
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Carolinas/Richmond | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	1
Leaseable square feet (in sqft) | ft²	80,000
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	0
Leaseable square feet (in sqft) | ft²	0
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	0
Leaseable square feet (in sqft) | ft²	0
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	1
Leaseable square feet (in sqft) | ft²	207,779
Not Discontinued Operations | 2018 sales | Building and Building Improvements | United Kingdom | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	0
Leaseable square feet (in sqft) | ft²	0
Not Discontinued Operations | 2018 sales | Building and Building Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg	37
Leaseable square feet (in sqft) | ft²	3,130,785
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	79.1
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Carolinas/Richmond | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	1.5
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	8.3
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	66.2
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	3.1
Not Discontinued Operations | 2018 sales | Land and Land Improvements | United Kingdom | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	0
Not Discontinued Operations | 2018 sales | Land and Land Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)	0
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	$ 873,368
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Carolinas/Richmond | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	7,094
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	2,714
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	9,700
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	130,818
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | United Kingdom | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	65,334
Not Discontinued Operations | 2018 sales | Land, Buildings and Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $	657,708
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		10
Leaseable square feet (in sqft) | ft²		2,340,204
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		3
Leaseable square feet (in sqft) | ft²		136,110
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		0
Leaseable square feet (in sqft) | ft²		0
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Houston | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		1
Leaseable square feet (in sqft) | ft²		206,808
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		2
Leaseable square feet (in sqft) | ft²		1,683,876
Not Discontinued Operations | 2017 sales | Building and Building Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg		4
Leaseable square feet (in sqft) | ft²		313,410
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		113.1
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		0
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		16.4
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Houston | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		42.2
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		44.3
Not Discontinued Operations | 2017 sales | Land and Land Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)		10.2
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		$ 367,258
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		8,917
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		13,256
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Houston | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		36,145
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		249,045
Not Discontinued Operations | 2017 sales | Land, Buildings and Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $		$ 59,895
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			125
Leaseable square feet (in sqft) | ft²			9,463,990
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			24
Leaseable square feet (in sqft) | ft²			2,037,275
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Dallas [Member] | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			1
Leaseable square feet (in sqft) | ft²			197,600
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			51
Leaseable square feet (in sqft) | ft²			3,509,641
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			1
Leaseable square feet (in sqft) | ft²			120,777
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			0
Leaseable square feet (in sqft) | ft²			0
Not Discontinued Operations | 2016 sales | Building and Building Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg			48
Leaseable square feet (in sqft) | ft²			3,598,697
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			36.4
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			5.3
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Dallas [Member] | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			0
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			12.1
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			0
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			1.0
Not Discontinued Operations | 2016 sales | Land and Land Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Acres of developable land (in acres)			18.0
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			$ 1,210,555
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Chicago/Minneapolis | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			199,825
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Dallas [Member] | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			12,000
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Florida | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			505,828
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Lehigh/Central PA | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			11,200
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Philadelphia | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			2,640
Not Discontinued Operations | 2016 sales | Land, Buildings and Improvements | Other | Operating Segments
Disposition Disclosures [Line Items]
Gross proceeds | $			479,062
Not Discontinued Operations | 2015 sales | Building and Building Improvements | Southeastern PA
Disposition Disclosures [Line Items]
Number of buildings (in buildings) | bldg				41
Not Discontinued Operations | 2015 sales | Land and Land Improvements | Southeastern PA
Disposition Disclosures [Line Items]
Acres of developable land (in acres)				20
Not Discontinued Operations | 2015 sales | Land, Buildings and Improvements | Southeastern PA
Disposition Disclosures [Line Items]
Gain on sale of property | $			$ 14,300
Recognized deferred gain | $	$ 14,300